CONSTRUCTION IN PROGRESS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	¥ 598,925	¥ 593,615
Dry hole costs written off	6,416	7,702	¥ 5,928
Balance at end of year	630,700	598,925	593,615
Construction in progress.
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	155,939	125,525
Additions	180,741	159,729
Dry hole costs written off	(6,416)	(7,702)
Transferred to property, plant and equipment	(121,967)	(111,026)
Reclassification to other long-term assets	(11,492)	(10,302)
Impairment losses for the year	(581)	(144)
Disposals and others	(240)	(107)
Exchange adjustments	61	(34)
Balance at end of year	¥ 196,045	¥ 155,939	¥ 125,525